Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	78 Months Ended	81 Months Ended	90 Months Ended
	Dec. 31, 2024	Aug. 19, 2020	May 19, 2020	Apr. 10, 2019	Jul. 09, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000199639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles International Unconstrained Equity Fund
Accumulated Value					$ 10,000		$ 8,317					$ 9,889				$ 10,499				$ 11,973				$ 10,346				$ 12,307			$ 12,587		$ 16,891
C000199640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Tax Aware Ultra Short Duration Fund
Accumulated Value					10,000		10,048					10,247				10,421				10,440				10,403				10,803			11,207		11,620
C000199641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles U.S. Unconstrained Equity Fund
Accumulated Value					10,000		9,087					11,353				14,491				18,909				14,896				19,429			24,260		28,958
C000199642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Ultra Short Duration Fund
Accumulated Value					10,000		10,074					10,360				10,573				10,588				10,595				11,211			11,879		12,451
C000206545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Accumulated Value				$ 10,000					$ 11,190					$ 14,445				$ 18,299				$ 14,592				$ 18,837				$ 23,535		$ 27,861
C000206546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Managed Equity Portfolio International Unconstrained Fund
Accumulated Value				10,000					10,441					11,406				13,660				11,948				14,343				14,719		19,627
C000218339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Global Bond Fund
Accumulated Value			$ 10,000					$ 10,267					$ 10,191				$ 9,290				$ 10,035				$ 10,431				$ 10,836
C000218340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Tax Aware Bond Fund
Accumulated Value			10,000					10,503					10,623				9,836				10,462				10,710				11,153
C000220641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Credit Opportunities Fund
Accumulated Value		$ 10,000				$ 10,411					$ 10,768				$ 9,689				$ 10,616				$ 11,535				$ 12,610
C000252360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Six Circles Multi-Strategy Fund
Accumulated Value	$ 10,110									$ 10,755
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World ex-USA Index
Accumulated Value				10,000	10,000		8,720		10,873			10,681		11,698		11,492		13,175		12,942		11,292		11,093		13,318		13,083		13,944	13,698	18,385	18,061
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value			10,000		10,000		10,135	10,496				10,898	10,655			11,466	9,746			11,640	10,370			10,648	10,480			11,329	10,924		11,449		11,935
iMoneyNet Tax Free National Institutional Money Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										iMoneyNet Tax-Free National Institutional Money Market Index
Accumulated Value					10,000		10,062					10,190				10,231				10,232				10,332				10,605			10,831		11,015
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					10,000		10,149					11,034				11,862				11,679				10,160				10,721			10,855		11,648
Bloomberg 1 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Month U.S. Treasury Bill Index
Accumulated Value					10,000		10,100					10,323				10,379				10,383				10,541				11,083			11,672		12,173
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Index
Accumulated Value				$ 10,000	$ 10,000		$ 9,053		$ 11,332			$ 11,918		$ 13,753		$ 14,465		$ 17,463		$ 18,367		$ 14,064		$ 14,792		$ 17,875		$ 18,801		$ 22,359	$ 23,516	$ 26,327	$ 27,690
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal 1-15 Year Index
Accumulated Value			10,000					10,400					10,490				9,866				10,384				10,476				11,018
Bloomberg U S Intermediate Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Intermediate Corporate Bond Index
Accumulated Value	10,073	10,000				10,173				$ 10,792	10,071				9,124				9,789				10,203				11,014
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										HFRX Global Hedge Fund Index
Bloomberg Global Aggregate Total Return Index Value Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value			10,000					10,268					10,125				8,989				9,631				9,959				10,443
Bloomberg Global Aggregate Total Return Index Value Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Accumulated Value	$ 9,504	$ 10,000	$ 10,000			$ 10,286		$ 10,808		$ 10,281	$ 9,802		$ 10,299		$ 8,209		$ 8,626		$ 8,678		$ 9,118		$ 8,532		$ 8,964		$ 9,229		$ 9,697